CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 16,566	¥ 106,818	¥ 108,193
Short-term investments	729	4,700	14,148
Restricted cash	209	1,346	2,297
Investment securities	648	4,178	3,658
Prepayments, receivables and other assets	2,640	17,028	13,813
Total current assets	20,792	134,070	142,109
Investment securities	4,558	29,392	14,611
Prepayments, receivables and other assets	932	6,007	4,085
Investment in equity investees	14,184	91,461	33,877
Property and equipment, net	2,114	13,629	9,139
Land use rights	446	2,876	3,105
Intangible assets	833	5,370	6,575
Goodwill	12,662	81,645	41,933
Total assets	56,521	364,450	255,434
Current liabilities:
Current bank borrowings	667	4,304	1,990
Income tax payable	433	2,790	2,733
Accrued expenses, accounts payable and other liabilities	4,240	27,334	19,834
Merchant deposits	1,134	7,314	7,201
Deferred revenue and customer advances	1,597	10,297	7,914
Total current liabilities	8,071	52,039	39,672
Deferred revenue	65	418	445
Deferred tax liabilities	1,004	6,471	4,493
Non-current bank borrowings	290	1,871	1,609
Unsecured senior notes	8,002	51,596	48,994
Other liabilities	335	2,166	2,150
Total liabilities	$ 17,767	¥ 114,561	¥ 97,363
Commitments and contingencies
Mezzanine equity	$ 54	¥ 350	¥ 658
Alibaba Group Holding Limited shareholders' equity:
Ordinary shares, US$0.000025 par value; 4,000,000,000 shares authorized as of March 31, 2015 and 2016; 2,495,499,036 and 2,473,927,859 shares issued and outstanding as of March 31, 2015 and 2016, respectively	0	1	1
Additional paid-in capital	20,504	132,206	117,142
Treasury shares at cost	0	0	0
Restructuring reserve	(138)	(888)	(1,152)
Subscription receivables	(27)	(172)	(411)
Statutory reserves	503	3,244	2,715
Accumulated other comprehensive income
Cumulative translation adjustments	(163)	(1,050)	(1,095)
Unrealized gain on available-for-sale securities, interest rate swaps and others	760	4,894	3,397
Retained earnings	12,213	78,752	24,842
Total Alibaba Group Holding Limited shareholders' equity	33,652	216,987	145,439
Noncontrolling interests	5,048	32,552	11,974
Total equity	38,700	249,539	157,413
Total liabilities, mezzanine equity and equity	$ 56,521	¥ 364,450	¥ 255,434